Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Cash flows from operating activities
Net income	$ 193,013	$ 215,704	$ 136,269
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	46,663	43,578	38,984
Amortization of intangible assets	607	113	101
Amortization of land use rights	116	117	108
Loss on disposal of property and equipment	2,904	2,023	1,362
Gain on disposal of subsidiaries		(3,621)
Share-based compensation expense	15,689	20,079	27,242
Allowance for doubtful accounts	680	254	192
Loss from equity method investments	1,537	1,453	1,427
Deferred income taxes	(5,331)	(2,193)	(3,630)
Changes in operating assets and liabilities
Accounts receivables	(2,096)	443	213
Prepaid expenses and other current assets	(22,503)	(20,168)	2,846
Inventory	(1,750)	(481)	(1,664)
Long term deposit	(2,598)	(207)	968
Long term prepaid rent	668	157	1,010
Accounts payable	9,248	272	(701)
Accrued expenses and other current liabilities	11,120	44,775	22,047
Income taxes payable	7,607	1,286	6,266
Deferred revenue	117,086	60,722	51,417
Amounts due to related parties	1,994	(1,097)	912
Amounts due from related parties	3	(1,864)	(1,741)
Net cash provided by operating activities	374,145	361,345	283,628
Cash flows from investing activities
Restricted cash paid for establishing new schools and subsidiaries	(2,055)	(3,282)	(496)
Release of restricted cash for establishing new schools and subsidiaries	976	2,537	2,555
Investments in bank deposits maturing over three months	(32,703)	(72,497)
Settlement of bank deposits maturing over three months	62,924	22,187	2,459
Investments in short-term held-to-maturity investments	(943,476)	(1,849,087)	(1,795,461)
Settlement of short-term held-to-maturity investments	992,117	1,698,643	1,627,467
Purchase of property and equipment	(55,318)	(31,703)	(61,468)
Proceeds from disposal of property and equipment	1,738	946	3,455
Purchase of China Management Software Institute, net of cash acquired of US$68 (Note 3)	(4,551)		(10,059)
Payments for available-for-sale investments (Note 13)	(26,076)	(16,076)
Payments for equity method investments (Note 13)	(10,955)		(6,500)
Payments for held-to-maturity investments (Note 13)	(145,415)	(96,045)
Proceeds received from disposal of Mingshitang			160
Net cash used in investing activities	(173,417)	(344,377)	(237,888)
Cash flows from financing activities
Proceeds from issuances of common shares upon exercise of share option	11,332	21,849	4,652
Cash paid for shares repurchased	(59,420)	(21,487)	(28,511)
Cash paid for dividend		(54,476)	(46,990)
Capital contribution from noncontrolling shareholders	3,791
Net cash used in financing activities	(44,297)	(54,114)	(70,849)
Effects of exchange rate changes	3,274	(8,427)	14,014
Net change in cash and cash equivalents	159,705	(45,573)	(11,095)
Cash and cash equivalents at beginning of year	371,593	417,166	428,261
Cash and cash equivalents at end of year	531,298	371,593	417,166
Supplement disclosure of cash flow information
Income taxes paid	23,896	26,987	12,525
Non-cash investing and financing activities:
Payable for purchase of property and equipment	7,433	6,018	7,652
Payable for shares repurchased			4,622
Payable for acquisition of China Management Software Institute		$ 4,594	$ 4,650
Payable for long term available-for-sale investment	1,452
Qingdao Alice [Member]
Cash flows from investing activities
Purchase of Qingdao Alice, net of cash acquired of US$2,306 (Note 3)	$ (10,623)